Note 7 - Prepayments and Other - Prepayments and Other (Details) - USD ($) $ in Thousands	Dec. 31, 2017	Dec. 31, 2016
Prepaid expenses	$ 140	$ 670
Guarantees	17	15
Advances to various creditors	119	63
Other receivables	152	116
Total	$ 428	$ 864